Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 749,192	$ 258,891	$ 1,385,427	$ 494,850	$ 1,488,614	$ 383,142
Property, Plant and Equipment, Useful Life			3 years		3 years
Acquisition Costs, Period Cost			$ 5,000		$ 5,000